Income taxes - Pre-tax income (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income taxes [Line Items]
Pre-tax income	$ 95,365,488	¥ 663,915,450	¥ 1,084,922,919	¥ 478,575,264
Cayman Islands
Income taxes [Line Items]
Pre-tax income	(1,433,335)	(9,978,594)	(11,832,862)	86,909
Hong Kong
Income taxes [Line Items]
Pre-tax income	(20,140)	(140,208)	(2,423,249)	(17,470)
PRC
Income taxes [Line Items]
Pre-tax income	$ 96,818,963	¥ 674,034,252	¥ 1,099,179,030	¥ 478,505,825